Other assets-Other / Other liabilities - Schedule of Changes In Goodwill Within Other Assets-Other (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2013 Segment [Domain]	Mar. 31, 2012 Segment [Domain]	Mar. 31, 2013 Wholesale [Member]	Mar. 31, 2012 Wholesale [Member]	Mar. 31, 2013 Other [Member]	Mar. 31, 2012 Other [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other	¥ (8,293)	[1]						¥ 8,293
Currency translation adjustments, decrease amount						8,501	(1,083)
Balance at end of year	¥ 74,242	[2]	¥ 74,034	[2]	¥ 70,223			¥ 68,218	¥ 68,718	¥ 6,024	¥ 5,316

[1]	For the year ended March 31, 2013, Nomura recognized a goodwill impairment loss relating to the Wholesale segment of \8,293 million which was reported within Non-interest expenses-Other in the consolidated statements of income, due to a decline in fair value of a reporting unit in the Wholesale segment caused by the prolonged economic downturn. The fair value was determined based on DCF.
[2]	The amounts attributable to the Wholesale segment as of March 31, 2012 and 2013 were \68,718 million and \68,218 million, respectively. The amounts attributable to Other as of March 31, 2012 and 2013 were \5,316 million and \6,024 million, respectively.